Subsequent Events - Additional Information (Detail) $ / shares in Units, ft² in Millions							3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 12, 2020 USD ($)	Nov. 10, 2020 USD ($) ft² StorageUnit StorageFacility State RealEstateVenture $ / shares shares	Oct. 28, 2020 shares	Oct. 26, 2020 USD ($) shares	Mar. 25, 2020 USD ($) shares	Oct. 29, 2019 shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) StorageFacility State $ / shares	Dec. 31, 2019 USD ($) StorageFacility State $ / shares	Dec. 31, 2017 USD ($)	Nov. 11, 2020 USD ($)	Nov. 04, 2020 USD ($)	Oct. 29, 2020 USD ($)	Sep. 21, 2020 USD ($)	Dec. 31, 2018 $ / shares	Oct. 01, 2018 StorageFacility State
Subsequent Event [Line Items]
Redemption of preferred units							$ (200,000)		$ (200,000)
Number of self storage facilities | StorageFacility								112	112
Number of states located for self storage facilities | State								17	17							10
Number of operating self storage facilities | StorageFacility																28
Number of parcels of land being developed into self storage facilities | StorageFacility																1
Gross proceeds from issuance of common stock										$ 18,879,477
Canada
Subsequent Event [Line Items]
Number of operating self storage facilities | StorageFacility																1
Subsequent Event | SST IV Merger Agreement
Subsequent Event [Line Items]
Increase in net asset value per share | $ / shares		$ 0.10
Net asset value per share | $ / shares		$ 10.40
Transaction value		$ 370,000,000
Number of self storage facilities | StorageFacility		24
Number of states located for self storage facilities | State		9
Number of self storage units | StorageUnit		18,000
Net rentable area | ft²		2.0
Fees payable for termination of merger agreement		$ 7,200,000
Subsequent Event | SST IV Merger Agreement | Canada
Subsequent Event [Line Items]
Percentage of voting membership interest		50.00%
Number of unconsolidated real estate ventures | RealEstateVenture		5
Number of operating self storage facilities | StorageFacility		1
Number of parcels of land being developed into self storage facilities | StorageFacility		4
Subsequent Event | SST IV Merger Agreement | Canada | SmartCentres Real Estate Investment Trust
Subsequent Event [Line Items]
Percentage of ownership hold by unaffiliated third party		50.00%
SSGT II Unit Purchase Agreement
Subsequent Event [Line Items]
Additional preferred investment in operating partnership								$ 33,500,000
Investment of preferred investor														$ 6,500,000
SSGT II Unit Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Additional preferred investment in operating partnership											$ 7,500,000	$ 13,000,000	$ 13,000,000
Redemption of preferred units	$ 19,000,000
Investment of preferred investor	$ 13,500,000										$ 32,500,000
Series A Preferred Stock | SSGT II Unit Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock				$ 50,000,000
SST IV Class A Common Stock | Subsequent Event | SST IV Merger Agreement
Subsequent Event [Line Items]
Common Stock, par value | $ / shares		$ 0.001
SST IV Class T Common Stock | Subsequent Event | SST IV Merger Agreement
Subsequent Event [Line Items]
Common Stock, par value | $ / shares		0.001
Class W Common Stock | Subsequent Event | SST IV Merger Agreement
Subsequent Event [Line Items]
Common Stock, par value | $ / shares		0.001
Class A Common stock
Subsequent Event [Line Items]
Common Stock, par value | $ / shares								$ 0.001	$ 0.001						$ 0.001
Class A Common stock | SST IV Merger Agreement
Subsequent Event [Line Items]
Conversion of right to receive shares, description								converted into the right to receive 2.1875 shares of the Company’s Class A Common Stock, $0.001 par value per share
Class A Common stock | Subsequent Event
Subsequent Event [Line Items]
Number of common stock issued | shares					4,300,000
Gross proceeds from issuance of common stock					$ 45,200,000
Class A Common stock | Subsequent Event | SST IV Merger Agreement
Subsequent Event [Line Items]
Common Stock, par value | $ / shares		$ 0.001
Number of right to receive shares from conversion | shares		2.1875
Class T Common stock
Subsequent Event [Line Items]
Common Stock, par value | $ / shares								$ 0.001	$ 0.001						$ 0.001
Class T Common stock | Subsequent Event
Subsequent Event [Line Items]
Number of common stock issued | shares					700,000
Gross proceeds from issuance of common stock					$ 6,900,000
Series A Preferred Stock Purchase Agreement
Subsequent Event [Line Items]
Maximum shares agreed to purchase | shares						200,000
Initial closing shares | shares						150,000
Additional purchase commitment shares | shares			50,000
Series A Preferred Stock Purchase Agreement | SSGT II Unit Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Preferred stock, shares issued | shares				50,000